FAIR VALUE MEASUREMENTS (Summary Of Companys Financial Assets Measured And Recorded At Fair Value On Recurring Basis) (Details) - Recurring basis [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short-term investments Trading securities:
Equity securities	$ 264
Corporate bonds	741
Funds	1,856
Future	$ (3)
Available-for-sale securities:
Equity securities		$ 27,810
Derivative financial instruments:
Interest rate swaptions	$ 10	1,937
Interest rate swap	(249)	(363)
Long-term investments Available-for-sale investments:
Convertible redeemable preferred shares	219,278	51,492
Convertible debt	6,500	$ 5,000
Accrued expenses and other current liabilities
Written put option	$ (7,000)
Other non-current liabilities
Written put option		$ (730)
Liability-classified warrant	$ (6,656)
Total	214,741	$ 85,146
Quoted price in active markets for identical assets Level 1 [Member]
Short-term investments Trading securities:
Equity securities	264
Corporate bonds	741
Funds	1,856
Future	$ (3)
Available-for-sale securities:
Equity securities		$ 27,810
Derivative financial instruments:
Interest rate swaptions
Interest rate swap
Long-term investments Available-for-sale investments:
Convertible redeemable preferred shares
Convertible debt
Accrued expenses and other current liabilities
Written put option
Other non-current liabilities
Written put option
Liability-classified warrant
Total	$ 2,858	$ 27,810
Significant other observable inputs Level 2 [Member]
Short-term investments Trading securities:
Equity securities
Corporate bonds
Funds
Future
Available-for-sale securities:
Equity securities
Derivative financial instruments:
Interest rate swaptions	$ 10	$ 1,937
Interest rate swap	$ (249)	$ (363)
Long-term investments Available-for-sale investments:
Convertible redeemable preferred shares
Convertible debt
Accrued expenses and other current liabilities
Written put option
Other non-current liabilities
Written put option
Liability-classified warrant
Total	$ (239)	$ 1,574
Significant unobservable inputs Level 3 [Member]
Short-term investments Trading securities:
Equity securities
Corporate bonds
Funds
Future
Available-for-sale securities:
Equity securities
Derivative financial instruments:
Interest rate swaptions
Interest rate swap
Long-term investments Available-for-sale investments:
Convertible redeemable preferred shares	$ 219,278	$ 51,492
Convertible debt	6,500	$ 5,000
Accrued expenses and other current liabilities
Written put option	$ (7,000)
Other non-current liabilities
Written put option		$ (730)
Liability-classified warrant	$ (6,656)
Total	$ 212,122	$ 55,762